VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Office of Insurance Products

100 F St N.E.

Washington, D.C. 20549-0506

RE:	Pacer Choice Variable Life

Separate Account VL E

Transamerica Life Insurance Company

(File No. 333-249194)

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the prospectus that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recently filed registration statement. The text of the registrant’s most recent registration statement was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (720) 488-7884.

Sincerely,

/s/ Brian Stallworth
Brian Stallworth
Assistant Secretary